Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Cohen & Steers Real Assets Fund, Inc. | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class A
Average Annual Return, Percent	12.13%	7.71%	6.21%
Cohen & Steers Real Assets Fund, Inc. | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class C
Average Annual Return, Percent	15.64%	8.02%	6.00%
Cohen & Steers Real Assets Fund, Inc. | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class I
Average Annual Return, Percent	17.79%	9.10%	7.06%
Cohen & Steers Real Assets Fund, Inc. | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class R
Average Annual Return, Percent	17.24%	8.56%	6.54%
Cohen & Steers Real Assets Fund, Inc. | Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class Z
Average Annual Return, Percent	17.73%	9.10%	7.07%
Without Sales Load [Member] | Cohen & Steers Real Assets Fund, Inc. | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	17.42%	8.71%	6.70%
Without Sales Load [Member] | Cohen & Steers Real Assets Fund, Inc. | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	16.64%	8.02%	6.00%
Cohen & Steers Real Assets Fund, Inc. | Class A | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
Cohen & Steers Real Assets Fund, Inc. | Class C | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
Cohen & Steers Real Assets Fund, Inc. | Class I | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
Cohen & Steers Real Assets Fund, Inc. | Class R | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
Cohen & Steers Real Assets Fund, Inc. | Class Z | MSCI World Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index - net
Average Annual Return, Percent	21.09%	12.15%	12.17%
Cohen & Steers Real Assets Fund, Inc. | Class A | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	16.91%	8.03%	6.63%
Cohen & Steers Real Assets Fund, Inc. | Class C | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	16.91%	8.03%	6.63%
Cohen & Steers Real Assets Fund, Inc. | Class I | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	16.91%	8.03%	6.63%
Cohen & Steers Real Assets Fund, Inc. | Class R | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	16.91%	8.03%	6.63%
Cohen & Steers Real Assets Fund, Inc. | Class Z | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	16.91%	8.03%	6.63%